EQUITY OFFERINGS (Tables)	6 Months Ended
Jun. 30, 2013
Equity Offerings [Abstract]
Schedule of Equity Offerings [Table Text Block]
The following table shows the issuance of common and general partner units during the six months ended June 30, 2013:

Date	Number of Common Units Issued (1)	Offering Price	Gross Proceeds (in thousands of $) (2)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (3)	Use of Proceeds
February 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
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(1) Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
(2) Includes General Partner's 2% proportionate capital contribution.
(3) Includes Golar's 2% general partner interest in the Partnership.

Schedule of movement in the number of common units, subordinated units and general partner units [Table Text Block]
The following table shows the movement in the number of common units, subordinated units and general partner units during the six months ended June 30, 2013:

(in units)	Common Units	Subordinated Units	GP Units
As of December 31, 2012	36,246,149	15,949,831	1,065,225
February 2013 offerings	4,316,947	—	88,101
As of June 30, 2013	40,563,096	15,949,831	1,153,326